Cover	Jul. 11, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K (the “Original 8-K”) of Tigo Energy, Inc. (the “Company”), which was filed with the Securities and Exchange Commission (the “SEC”) on July 11, 2023, to provide an updated version of the investor presentation (the “Investor Presentation”) furnished as Exhibit 99.1 thereto. The updated Investor Presentation is furnished as Exhibit 99.1 hereto and supersedes Exhibit 99.1 to the Original 8-K in its entirety.
Document Period End Date	Jul. 11, 2023
Entity File Number	001-40710
Entity Registrant Name	Tigo Energy, Inc.
Entity Central Index Key	0001855447
Entity Tax Identification Number	83-3583873
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	655 Campbell Technology Parkway
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	408
Local Phone Number	402-0802
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TYGO
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock, at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants to purchase Common Stock, at an exercise price of $11.50 per share
Trading Symbol	TYGOW
Security Exchange Name	NASDAQ